UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

Emile Molineaux, Secretary

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

January 31

Date of reporting period:

January 31, 2009

This report on Form N-CSR relates solely to the Registrant's Anchor Multi-Strategy Fund series (the "Fund")

Item 1.  Reports to Stockholders.

Annual Report January 31, 2009
CUSIP - 66537T547	Ticker - AMSGX

1-888-898-4784

www.anchor-funds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Multi-Strategy Growth Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

Anchor Multi-Strategy Growth Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through January 31, 2009*

Total Returns as of January 31, 2009

Since Inception*
Anchor Multi-Strategy Growth Fund	(47.84)%
S&P 500	(37.10)%

________________

* The Fund commenced operations on February 21, 2008.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 2.68%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-888-898-4784.

Anchor Multi-Strategy Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009

Assets:
Cash	30,932
Dividends and Interest Receivable	41
Receivable for Fund Shares Sold	5
Due From Investment Adviser	28,563
Total Assets	59,541

Liabilities:
Payable for Fund Shares Redeemed	6,892
Accrued Distribution Fees	639
Accrued Administration Fees	2,667
Accrued Fund Accounting Fees	1,700
Accrued Transfer Agency Fees	1,250
Accrued Custody Fees	35,869
Accrued Expenses and Other Liabilities	10,519
Total Liabilities	59,536

Net Assets (Unlimited shares of no par value interest authorized;
1 share outstanding)	$ 5

Net Asset Value, Offering and Redemption Price Per Share
($5.13 / 1 share of beneficial interest outstanding)	$ 5.13

Composition of Net Assets:
At January 31, 2009, Net Assets consisted of:
Paid-in-Capital	$ 2,747,314
Accumulated Net Realized Loss From Security Transactions	(2,747,309)
Net Assets	$ 5

The accompanying notes are an integral part of these financial statements.

Anchor Multi-Strategy Growth Fund
STATEMENT OF OPERATIONS
For the Period February 21, 2008* through January 31, 2009

Investment Income:
Dividend Income	$ 114,423
Interest Income	24,199
Total Investment Income	138,622

Expenses:
Investment Advisory Fees	70,289
Administration Fees	29,977
Custody Fees	25,896
Fund Accounting Fees	19,484
Interest Expense	15,300
Transfer Agent Fees	14,484
Chief Compliance Officer Fees	12,927
Distribution Fees	11,715
Professional Fees	8,017
Registration & Filing Fees	7,386
Printing Expense	6,982
Trustees' Fees	6,893
Dividend Expense	4,946
Miscellaneous Expenses	2,147
Total Expenses	236,443
Less:
Expenses Reimbursed by Adviser	(87,777)
Fees Waived by Administrator	(10,533)
Net Expenses	138,133
Net Investment Income	489

Net Realized Loss on Investments:
Net Realized Loss on:
Investments	(2,627,993)
Securities Sold Short	(119,316)
Net Realized Loss on Investments	(2,747,309)

Net Decrease in Net Assets Resulting From Operations	$ (2,746,820)
__________
*Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Anchor Multi-Strategy Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the period
ended
January 31, 2009*

Operations:
Net Investment Income	$ 489
Net Realized Loss on Investments	(2,747,309)
Net Decrease in Net Assets
Resulting From Operations	(2,746,820)

Distributions to Shareholders From:
Net Investment Income	(489)
Return of Capital	(40,398)
Total Distributions to Shareholders	(40,887)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,582,509 shares)	14,826,938
Distributions Reinvested (6,751 shares)	40,638
Cost of Shares Redeemed (1,589,259 shares)	(12,079,864)
Total Beneficial Interest Transactions	2,787,712

Increase in Net Assets	5

Net Assets:
Beginning of Period	-
End of Period	$ 5
___________
*February 21, 2008 (Commencement of Operations) through January 31, 2009.

The accompanying notes are an integral part of these financial statements.

Anchor Multi-Strategy Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	February 21, 2008*
	through
	January 31, 2009

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income (a)	0.00	(d)
Net loss from securities
(both realized and unrealized)	(4.77)
Total from operations	(4.77)

Distributions to shareholders from:
Net investment income	0.00	(d)
Return of capital	(0.10)
Total distributions	(0.10)

Net Asset Value, End of Period	$ 5.13

Total Return (b)	(47.84)%

Ratios/Supplemental Data
Net assets, end of period	$ 5
Ratio of expenses to average net assets,
before reimbursement	5.03%	(c)
net of reimbursement	2.94%	(c)
Ratio of net investment income to average net assets	0.01%	(c)
Portfolio turnover rate	17,700%

__________
*Commencement of Operations.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized.
(d) Net investment income resulted in less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2009

1.

ORGANIZATION

The Anchor Multi-Strategy Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund is capital appreciation. The Fund commenced operations on February 21, 2008.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  As U.S. generally accepted accounting principles for investment companies are materially consistent with the liquidation basis of accounting, the financial statements of the Fund have been prepared in conformity with both accounting methods.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Various inputs are used in determining the value of each fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value.

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	-	-
Level 2– Other Significant Observable Inputs	-	-
Level 3– Significant Unobservable Inputs**	-	-
Total	-	-

                                                                              *Other financial instruments include futures, forwards, swap contracts and securities sold short.

                                                                             **The Fund did not hold any Level 3 securities during the year.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

As of and during the period ended January 31, 2009, the Fund did not have a liability for unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Fund did not incur any interest or penalties.

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, at least annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Anchor Capital Management Group, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the period ended January 31, 2009, the Adviser earned advisory fees of $70,289.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (excluding any front end load or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses such as dividend expense on securities sold short and expenses of other investment companies in which the Fund may invest, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business), at least until May 31, 2009, so that the total annual operating expenses of the Fund do not exceed 2.50% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or recouped.  During the period ended January 31, 2009, the Adviser waived fees of $87,777, all of which is subject to recapture by the Adviser through 2012.  The agreement with the Adviser was terminated on January 30, 2009, therefore, the waived fees are no longer subject to recapture by the Adviser.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for fund accounting services include fees and out-of-pocket expenses. The Fund pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

For the period ended January 31, 2009, GFS waived service fees of $10,533.  The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration – Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. During the period ended January 31, 2009, GFS did not receive any fees for providing such service.  The custody fees listed in the Statement of Operations would include any fees paid to GFS pursuant to the Custody Administration Agreement.

A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee of $10,250, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2009, the Fund incurred expenses of $12,927 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended January 31, 2009, GemCom received $3,504 for providing such services.

Distributor – The distributor of the Fund is Northern Lights Fund Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  For the period ended January 31, 2009, the Fund incurred distribution fees of $8,017.

Trustees – The Fund pays each Trustee who is not affiliated with the Trust or Adviser a pro rata share of the total fee of $7,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending the meetings. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended January 31, 2009, amounted to $783,530,743 and $780,759,328, respectively.

Anchor Multi-Strategy Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009

5.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of January 31, 2009, Gemini Fund Services LLC. held 100% of the voting securities of the Fund.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

As of January 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

At January 31, 2009, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains through January 31, 2017 of $2,472,766.  Part or all of the capital loss carry forward may be limited due to the change in ownership.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $274,543 of such capital losses.

Permanent book and tax differences, attributable to net operating losses, resulted in reclassification for the period ended January 31, 2009 as follows: a decrease in paid-in capital of $40,398 and an increase in distributions in excess of net investment income of $40,398.

7.   SUBSEQUENT EVENT

The Adviser resigned from the Fund on January 30, 2009.  Subsequently, the Board voted to appoint Sarasota Capital Strategies, Inc. to serve as the Fund’s investment adviser.  The Board also approved a new investment strategy for the Fund.  The Fund intends to resume operations under a new investment strategy in April 2009.  During the period subsequent to year end through the date operations resume, the Fund will not incur any fees.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Anchor Multi-Strategy Growth Fund

(Northern Lights Fund Trust)

We have audited the accompanying statement of assets and liabilities, of Anchor Multi-Strategy Growth Fund, a series of Northern Lights Fund Trust, as of January 31, 2009, and the related statement of operations, changes in net assets, and the financial highlights for the period February 21, 2008 (commencement of operations) through January 31, 2009.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2009 by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Anchor Multi-Strategy Growth Fund as of January 31, 2009, the results of its operations, changes in its net assets, and the financial highlights for the period February 21, 2008 through January 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared on the going-concern assumption, which for this Fund, because of the restructuring discussed in Note 7, is substantially the same as if the financial statements had been prepared on the liquidation assumption.  As more fully described in Note 7 of the Notes to Financial Statements, as of the close of business on January 31, 2009 the Fund will restructure under a plan approved by the Board of Trustees.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

March 26, 2009

Anchor Multi-Strategy Growth Fund

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2009

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund* Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**
L. Merill Bryan*** (64) Trustee since 2006 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) Other Directorships: AdvisorOne Funds (5 portfolios)	40

Anthony J. Hertl (58)

Trustee since 2006

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds (5 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. and Greenwich Advisors Trust

40
Gary W. Lanzen (54) Trustee since 2006 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Partner, Orizon Group, Inc. (a financial services company) Other Directorships: AdvisorOne Funds (5 portfolios)	40
Mark H. Taylor (44) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting, Creighton University since 2002) Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	40
Interested Trustees and Officers
Michael Miola**** (56) Trustee since 2006 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Northern Lights Distributors, LLC and Northern Lights Compliance Services, LLC. Other Directorships: AdvisorOne Funds (5 portfolios); Constellation Trust Co.	40

Anchor Multi-Strategy Growth Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2009

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (39)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Emile R. Molineaux (46)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2006

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and  CCO, Northern Lights Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

Other Directorships: N/A

N/A

Kevin E. Wolf (39)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004)

Other Directorships: N/A

N/A

Lynn Bowley (50)

Chief Compliance Officer since June 2007

Compliance Officer of Northern Lights Compliance Services, LLC (2007-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002-2006)

Other Directorships: N/A

N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

***From December 2006 through April 2007, L. Merill Bryan, a non-interested trustee of the Trust, invested $143,080 in a limited liability company ("LLC"). This investment is required to be disclosed because one of the other members of the LLC is under common control with the Fund’s distributor.  As of May 2007, Mr. Bryan is no longer a member of the LLC.

**** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-898-4784.

Anchor Multi-Strategy Growth Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/08)	Ending Account Value (1/31/09)	Expenses Paid During the Period** (8/1/08 to 1/31/09)
Actual	$1,000.00	$ 613.59	$11.48
Hypothetical (5% return before expenses)	$1,000.00	$1,010.91	$14.30

*Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 2.83% multiplied by the average account value over  the period, multiplied by 184 days and divided by 366 (to reflect the number of days in the six month period ended January 31, 2009).

Investment Adviser

Anchor Capital Management Group, LLC.

16140 Sand Canyon Avenue, Suite 101

Irvine, California 92618

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street, 25th Floor

New York, NY 10286

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784.

1-888-898-4784

www.anchor-funds.com

Item 2. Code of Ethics.

(a)

As of the end of the period, January 31, 2009,the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2009

$6,000

FY 2008

    N/A

(b)

Audit-Related Fees

FY 2009

$        0

FY 2008

     N/A

Nature of the fees:

(c)

Tax Fees

FY 2009

$2,000

FY 2008

   N/A

Nature of the fees:

Preparation of federal and state tax returns and review of annual dividend calculations.

(d)

All Other Fees

Registrant

Adviser

FY 2009

$         0

$         0

FY 2008

      N/A

     N/A

Nature of the fees:

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2009 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2009

$3,100

  N/A

FY 2008

     N/A

  N/A

(h)

Not applicable.  All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2009.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.

Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew Rogers, President

Date

4/9/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew Rogers, President

Date

4/9/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/09